Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments [Abstract]
Business Segments
18.	Business Segments

Our operations are located in the United States and are organized into three reporting segments: (1) Natural Gas Services; (2) NGL Logistics; and (3) Wholesale Propane Logistics.

Natural Gas Services — Our Natural Gas Services segment provides services that include gathering, compressing, treating, processing, transporting and storing natural gas. The segment consists of our Northern Louisiana system, our Southern Oklahoma system, our Wyoming system, our Michigan system, our Southeast Texas system, our 50.1% interest in the East Texas system, our 75% interest in the Colorado system, and our 40% limited liability company interest in Discovery.

NGL Logistics — Our NGL Logistics segment provides services that include transportation, storage and fractionation of NGLs. The segment consists of the Seabreeze and Wilbreeze intrastate NGL pipelines, the Wattenberg and Black Lake interstate NGL pipelines, the NGL storage facility in Michigan and the DJ Basin NGL Fractionators in Colorado.

Wholesale Propane Logistics — Our Wholesale Propane Logistics segment provides services that include the receipt of propane by pipeline, rail or ship to our terminals that deliver the product to retail distributors. The segment consists of six owned rail terminals, one owned marine import terminal, one leased marine terminal, one pipeline terminal and access to several open-access pipeline terminals.

These segments are monitored separately by management for performance against our internal forecast and are consistent with internal financial reporting. These segments have been identified based on the differing products and services, regulatory environment and the expertise required for these operations. Gross margin is a performance measure utilized by management to monitor the business of each segment.

The following tables set forth our segment information:

Year Ended December 31, 2011:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Eliminations (f)	Total
	(Millions)
Total operating revenue	$1,670.4	$56.6	$633.6	$—	$(2.2)	$2,358.4

Gross margin (a)	$322.3	$52.0	$51.1	$—	$—	$425.4
Operating and maintenance expense	(94.7)	(15.9)	(15.1)	—	—	(125.7)
Depreciation and amortization expense	(89.5)	(8.2)	(2.9)	—	—	(100.6)
General and administrative expense	—	—	—	(48.3)	—	(48.3)
Earnings from unconsolidated affiliates	22.7	—	—	—	—	22.7
Other operating income	—	0.5	—	—	—	0.5
Interest expense	—	—	—	(33.9)	—	(33.9)
Income tax expense (b)	—	—	—	(0.5)	—	(0.5)

Net income (loss)	160.8	28.4	33.1	(82.7)	—	139.6
Net income attributable to noncontrolling interests	(18.8)	—	—	—	—	(18.8)

Net income (loss) attributable to partners	$142.0	$28.4	$33.1	$(82.7)	$—	$120.8

Non-cash derivative mark-to-market (c)	$41.8	$—	$0.3	$(2.2)	$—	$39.9

Capital expenditures	$151.8	$9.3	$4.6	$—	$—	$165.7

Acquisitions net of cash acquired	$145.2	$29.6	$—	$—	$—	$174.8

Investments in unconsolidated affiliates	$7.0	$—	$—	$—	$—	$7.0

Year Ended December 31, 2010:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$1,617.6	$17.6	$473.2	$—	$2,108.4

Gross margin (a)	$283.5	$12.9	$28.9	$—	$325.3
Operating and maintenance expense	(82.0)	(3.7)	(12.6)	—	(98.3)
Depreciation and amortization expense	(83.5)	(2.6)	(1.9)	(0.1)	(88.1)
General and administrative expense	—	—	—	(45.8)	(45.8)
Earnings from unconsolidated affiliates	23.0	0.8	—	—	23.8
Other operating income	2.0	—	3.0	—	5.0
Step acquisition – equity interest re-measurement gain	—	9.1	—	—	9.1
Interest expense	—	—	—	(29.1)	(29.1)
Income tax expense (b)	—	—	—	(1.5)	(1.5)

Net income (loss)	143.0	16.5	17.4	(76.5)	100.4
Net income attributable to noncontrolling interests	(9.2)	—	—	—	(9.2)

Net income (loss) attributable to partners	$133.8	$16.5	$17.4	$(76.5)	$91.2

Non-cash derivative mark-to-market (c)	$(8.8)	$—	$(1.0)	$1.4	$(8.4)

Capital expenditures	$63.8	$11.5	$0.6	$—	$75.9

Acquisitions net of cash acquired	$78.8	$135.5	$67.8	$—	$282.1

Investments in unconsolidated affiliates	$2.3	$—	$—	$—	$2.3

Year Ended December 31, 2009:

	Natural Gas Services	NGL Logistics	Wholesale Propane Logistics	Other	Total
	(Millions)
Total operating revenue	$1,119.2	$10.5	$348.2	$—	$1,477.9

Gross margin (a)	$173.1	$7.6	$48.9	$—	$229.6
Operating and maintenance expense	(72.7)	(1.2)	(10.3)	—	(84.2)
Depreciation and amortization expense	(73.9)	(1.4)	(1.4)	(0.2)	(76.9)
General and administrative expense	—	—	—	(43.1)	(43.1)
Earnings from unconsolidated affiliates	16.6	1.9	—	—	18.5
Other operating expense	(0.5)	—	—	—	(0.5)
Interest income	—	—	—	0.3	0.3
Interest expense	—	—	—	(28.3)	(28.3)
Income tax expense (b)	—	—	—	(1.0)	(1.0)

Net income (loss)	42.6	6.9	37.2	(72.3)	14.4
Net income attributable to noncontrolling interests	(8.3)	—	—	—	(8.3)

Net income (loss) attributable to partners	$34.3	$6.9	$37.2	$(72.3)	$6.1

Non-cash derivative mark-to-market (c)	$(84.2)	$—	$0.8	$(0.4)	$(83.8)

Capital expenditures	$181.7	$—	$0.5	$—	$182.2

Acquisitions net of cash acquired	$44.5	$—	$—	$—	$44.5

Investments in unconsolidated affiliates	$7.0	$—	$—	$—	$7.0

	December 31,
	2011	2010	2009
	(Millions)
Segment long-term assets:
Natural Gas Services	$1,555.4	$1,469.3	$1,415.6
NGL Logistics (d)	250.1	221.7	32.3
Wholesale Propane Logistics (d)	104.2	101.7	53.2
Other (e)	14.0	4.1	13.1

Total long-term assets	1,923.7	1,796.8	1,514.2
Current assets	353.7	350.4	291.4

Total assets	$2,277.4	$2,147.2	$1,805.6

(a)	Gross margin consists of total operating revenues, including commodity derivative activity, less purchases of natural gas, propane, NGLs and condensate. Gross margin is viewed as a non-GAAP measure under the rules of the SEC, but is included as a supplemental disclosure because it is a primary performance measure used by management as it represents the results of product sales versus product purchases. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner.
(b)	Income tax expense relates primarily to the Texas margin tax and the Michigan business tax.
(c)	Non-cash derivative mark-to-market is included in segment gross margin, along with cash settlements for our derivative contracts.
(d)	Long-term assets for our NGL Logistics segment increased in 2010 as a result of our acquisitions of the Wattenberg pipeline, Black Lake and Marysville. Our July 30, 2010 acquisition of an additional 50% interest in Black Lake from an affiliate of BP PLC brought our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary.
Long-term assets for our Wholesale Propane Logistics segment increased in 2010 as a result of our acquisition of Atlantic Energy from a subsidiary of UGI Corporation.

(e)	Other long-term assets not allocable to segments consist of restricted investments, unrealized gains on derivative instruments, corporate leasehold improvements and other long-term assets.
(f)	Represents intersegment revenues consisting of sales of NGLs by Marysville in our NGL Logistics business to our Wholesale Propane business.